Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant and Equipment [Abstract]
Schedule of property plant and equipment at cost and accumulated depreciation
	Estimated useful lives	December 31, 2017	December 31, 2016
Land		$96,884	$—
Capitalized building	39 years	3,017,552	—
Machinery and equipment	5 to 15 years	677,734	149,204
Total property plant and equipment – gross		3,792,170	149,204
Less: accumulated depreciation		(222,338)	(79,850)
Total property plant and equipment – net		$3,569,832	$69,354